Share-Based Payments - Calculation of fair value of option program (ESOP 2020) (Details)	12 Months Ended
	Dec. 31, 2021 SEK (kr) shares	Dec. 31, 2021 SEK (kr) $ / shares shares	Dec. 31, 2020 SEK (kr)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Shares covered by Options | shares	2,289,000	2,289,000
Number of warrants set aside to secure the delivery of shares in connection with the utilization of the award program | shares	3,000,000	3,000,000
Share-based payments	kr 24,737,000		kr 5,304,000
Provisions attributable to changes in social security costs (Share-based payments)	9,992,000	kr 9,992,000	3,164,000
Total cost	kr 34,729,000		kr 8,468,000
ESOP 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of weighted average share price	115.00%
ESOP 2020:1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair Value upon Issue of the Options	kr 22.14	kr 22.14
Exercise price | $ / shares		kr 121.43
Volatility	39.60%
Number of Shares covered by Options | shares	859,000	859,000
ESOP 2020:2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair Value upon Issue of the Options	kr 22.50	kr 22.50
Exercise price | $ / shares		kr 116.78
Volatility	41.60%
Number of Shares covered by Options | shares	99,000	99,000
ESOP 2020:3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair Value upon Issue of the Options	kr 30.41	kr 30.41
Exercise price | $ / shares		kr 145.05
Volatility	44.30%
Number of Shares covered by Options | shares	60,000	60,000
ESOP 2020:4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair Value upon Issue of the Options	kr 30.41	kr 30.41
Exercise price | $ / shares		kr 141.26
Volatility	45.20%
Number of Shares covered by Options | shares	421,000	421,000
ESOP 2021:1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair Value upon Issue of the Options	kr 35.8	kr 35.8
Exercise price | $ / shares		kr 140.71
Volatility	46.00%
Number of Shares covered by Options | shares	510,000	510,000
ESOP 2021:2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair Value upon Issue of the Options	kr 25.2	kr 25.2
Exercise price | $ / shares		kr 109.38
Volatility	47.50%
Number of Shares covered by Options | shares	340,000	340,000